UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 97.7%
Australia 8.5%
Ardent Leisure Group	373,913	471,177
CFS Retail Property Trust	3,533,576	6,071,639
Charter Hall Group	2,100,416	1,357,306
Charter Hall Office REIT	13,970,547	3,653,798
Commonwealth Property Office Fund	4,862,869	4,033,423
Dexus Property Group	1,798,569	1,335,987
FKP Property Group	2,008,816	1,315,530
Goodman Group	11,694,850	7,016,470
GPT Group	7,327,556	3,860,748
Mirvac Group	960,047	1,296,804
Stockland	3,157,488	11,540,877
Westfield Group	2,044,204	22,588,623

(Cost $56,601,925)		64,542,382
Austria 0.2%
Immofinanz AG* (a) (Cost $1,586,198)	350,000	1,270,519
Brazil 0.4%
Aliansce Shopping Centers SA	282,400	1,643,568
PDG Realty SA Empreendimentos e Participacoes	165,600	1,379,108

(Cost $2,622,792)		3,022,676
Canada 3.4%
Allied Properties Real Estate Investment Trust	138,850	2,775,223
Chartwell Seniors Housing Real Estate Investment Trust (b)	378,100	2,699,783
Chartwell Seniors Housing Real Estate Investment Trust (b)	122,850	876,938
Chartwell Seniors Housing Real Estate Investment Trust 144A*	332,500	2,373,480
First Capital Realty, Inc. (b)	5,500	120,038
First Capital Realty, Inc. (b)	187,200	4,084,431
First Capital Realty, Inc. 144A*	58,250	1,270,930
InnVest Real Estate Investment Trust	995,250	5,820,691
RioCan Real Estate Investment Trust (b)	317,750	5,781,539
RioCan Real Estate Investment Trust (b)	3,500	63,781

(Cost $21,505,835)		25,866,834
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	646,834
LXB Retail Properties PLC*	1,750,000	2,310,392

(Cost $4,657,293)		2,957,226
China 0.4%
Agile Property Holdings Ltd. (Cost $3,641,269)	2,466,000	3,358,305
Finland 0.3%
Technopolis Oyj (a) (Cost $3,332,759)	430,000	2,135,910
France 3.4%
Fonciere des Regions (a)	5,336	588,124
Unibail-Rodamco SE	124,000	25,106,146

(Cost $21,757,029)		25,694,270
Hong Kong 16.6%
China Overseas Land & Investment Ltd.	6,466,480	14,558,712
China Resources Land Ltd.	2,432,000	5,243,940
Hang Lung Properties Ltd.	2,619,000	10,507,781
Henderson Land Development Co., Ltd.	1,471,500	10,370,901
Hongkong Land Holdings Ltd.	2,420,000	12,249,866
Hysan Development Co., Ltd.	1,105,000	3,182,812
Kerry Properties Ltd.	1,218,146	6,522,690
Shimao Property Holdings Ltd. (c)	1,090,500	1,999,601
Sino Land Co., Ltd.	2,272,000	4,461,178
Sun Hung Kai Properties Ltd.	2,956,000	44,347,972
The Link REIT	921,500	2,262,414
Wharf Holdings Ltd.	1,831,000	10,379,586

(Cost $116,296,854)		126,087,453
Italy 0.2%
Beni Stabili SpA (a) (Cost $1,444,502)	1,515,000	1,466,602
Japan 10.7%
AEON Mall Co., Ltd.	228,900	4,828,812
Daikyo, Inc.*	2,772,000	5,375,895
Japan Real Estate Investment Corp.	525	4,474,091
Mitsubishi Estate Co., Ltd.	1,445,000	23,655,906
Mitsui Fudosan Co., Ltd.	1,252,000	21,263,700
NTT Urban Development Corp.	5,856	4,931,763
Sumitomo Realty & Development Co., Ltd.	674,000	12,832,857
Tokyo Tatemono Co., Ltd.	1,037,000	3,711,429

(Cost $93,382,938)		81,074,453
Malta 0.0%
BGP Holdings PLC* (Cost $0)	9,642,377	9
Netherlands 1.9%
Corio NV	166,000	11,093,176
VastNed Retail NV	48,000	3,204,750

(Cost $12,514,128)		14,297,926
Norway 0.4%
Norwegian Property ASA* (Cost $3,348,999)	1,600,000	3,348,785
Philippines 0.3%
Megaworld Corp. (Cost $1,654,823)	71,011,000	2,004,418
Singapore 4.1%
CapitaLand Ltd.	5,113,500	14,480,469
CapitaMall Trust	4,968,000	6,269,730
City Developments Ltd.	592,000	4,478,585
Suntec Real Estate Investment Trust	5,951,000	5,701,713

(Cost $29,627,200)		30,930,497
South Africa 0.3%
Growthpoint Properties Ltd. (Units) (Cost $2,064,296)	1,120,000	2,268,189
Sweden 0.9%
Castellum AB (a)	390,000	3,931,992
Kungsleden AB	355,000	2,788,645

(Cost $6,008,323)		6,720,637
United Kingdom 6.2%
Big Yellow Group PLC* (a)	550,000	2,833,911
British Land Co. PLC	884,500	6,454,622
Capital & Regional PLC*	3,422,338	1,830,833
Conygar Investment Co. PLC*	550,000	973,151
Derwent London PLC	210,000	4,351,030
Great Portland Estates PLC	800,000	3,820,381
Hansteen Holdings PLC	860,000	1,044,368
Helical Bar PLC	350,000	1,792,522
London & Stamford Property Ltd.	925,000	1,670,432
Max Property Group PLC*	840,000	1,516,154
Metric Property Investments PLC*	967,919	1,505,537
NR Nordic & Russia Properties Ltd.	1,300,000	454,471
Primary Health Properties PLC	180,000	824,567
Quintain Estates & Development PLC*	2,300,000	1,983,476
Safestore Holdings PLC	997,662	2,183,699
Segro PLC	1,200,000	5,816,640
Songbird Estates PLC*	509,999	1,284,614
South African Property Opportunities PLC*	1,700,000	1,238,279
Terrace Hill Group PLC*	2,000,000	576,583
UNITE Group PLC*	1,245,000	4,878,865

(Cost $51,499,710)		47,034,135
United States 39.1%
American Campus Communities, Inc. (REIT) (a)	178,850	4,946,991
Apartment Investment & Management Co. "A" (REIT)	301,250	5,546,013
AvalonBay Communities, Inc. (REIT) (a)	228,708	19,748,936
BioMed Realty Trust, Inc. (REIT)	42,800	707,912
Boston Properties, Inc. (REIT) (a)	383,850	28,957,644
Brandywine Realty Trust (REIT)	573,150	6,998,162
BRE Properties, Inc. (REIT) (a)	110,150	3,937,863
Camden Property Trust (REIT) (a)	164,400	6,843,972
Cogdell Spencer, Inc. (REIT)	78,600	581,640
Developers Diversified Realty Corp. (REIT)	410,400	4,994,568
Digital Realty Trust, Inc. (REIT) (a)	179,650	9,737,030
Douglas Emmett, Inc. (REIT) (a)	211,200	3,246,144
Duke Realty Corp. (REIT)	418,121	5,184,700
Equity Residential (REIT)	124,350	4,868,303
Glimcher Realty Trust (REIT)	97,300	493,311
HCP, Inc. (REIT) (a)	179,900	5,936,700
Health Care REIT, Inc. (REIT) (a)	262,800	11,886,444
Host Hotels & Resorts, Inc. (REIT) (a)	1,078,855	15,805,226
HRPT Properties Trust (REIT)	497,450	3,870,161
Kimco Realty Corp. (REIT)	226,250	3,538,550
LaSalle Hotel Properties (REIT)	47,400	1,104,420
LTC Properties, Inc. (REIT)	83,790	2,267,357
Mack-Cali Realty Corp. (REIT)	29,000	1,022,250
Nationwide Health Properties, Inc. (REIT)	241,836	8,500,535
Post Properties, Inc. (REIT)	184,750	4,068,195
ProLogis (REIT) (a)	752,600	9,934,320
PS Business Parks, Inc. (REIT)	60,500	3,230,700
Public Storage (REIT) (a)	247,400	22,758,326
Ramco-Gershenson Properties Trust (REIT)	164,950	1,857,337
Regency Centers Corp. (REIT) (a)	354,869	13,296,941
Retail Opportunity Investments Corp.*	87,200	882,464
Senior Housing Properties Trust (REIT)	510,370	11,304,695
Simon Property Group, Inc. (REIT)	404,303	33,921,022
SL Green Realty Corp. (REIT) (a)	149,550	8,564,728
Sovran Self Storage, Inc. (REIT)	43,250	1,507,695
Sunstone Hotel Investors, Inc. (REIT)*	541,800	6,051,906
Tanger Factory Outlet Centers, Inc. (REIT)	53,300	2,300,428
Taubman Centers, Inc. (REIT) (a)	174,750	6,976,020
Washington Real Estate Investment Trust (REIT) (a)	278,050	8,494,427

(Cost $235,176,031)		295,874,036

Total Common Stocks (Cost $668,722,904)		739,955,262
Closed-End-Investment Company 0.3%
ProLogis European Properties* (Cost $1,668,787)	360,000	2,532,756
Securities Lending Collateral 11.2%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $84,711,431)	84,711,431	84,711,431
Cash Equivalents 0.9%
Central Cash Management Fund, 0.16% (d) (Cost $6,618,144)	6,618,144	6,618,144

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $761,721,266) †	110.1	833,817,593
Other Assets and Liabilities, Net	(10.1)	(76,197,987)

Net Assets	100.0	757,619,606

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $905,895,422.  At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $72,077,829.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $99,798,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $171,876,109.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $81,856,574 which is 10.8% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Security is listed in country of domicile. Significant business activities of company are in China.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At March 31, 2010 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Diversified	359,537,239	48.6%
Shopping Centers	86,891,376	11.6%
Office	84,373,783	11.5%
Apartments	49,960,273	6.7%
Health Care	47,252,139	6.4%
Regional Malls	42,895,890	5.8%
Storage	29,283,631	4.0%
Hotels	28,782,243	3.9%
Industrial	10,978,688	1.5%
Total	739,955,262	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$64,542,382	$—	$64,542,382
Austria	—	1,270,519	—	1,270,519
Brazil	3,022,676	—	—	3,022,676
Canada	25,866,834	—	—	25,866,834
Channel Islands	—	2,957,226	—	2,957,226
China	—	3,358,305	—	3,358,305
Finland	—	2,135,910	—	2,135,910
France	—	25,694,270	—	25,694,270
Hong Kong	—	126,087,453	—	126,087,453
Italy	—	1,466,602	—	1,466,602
Japan	—	81,074,453	—	81,074,453
Malta	—	9	—	9
Netherlands	—	14,297,926	—	14,297,926
Norway	—	3,348,785	—	3,348,785
Philippines	—	2,004,418	—	2,004,418
Singapore	—	30,930,497	—	30,930,497
South Africa	—	2,268,189	—	2,268,189
Sweden	—	6,720,637	—	6,720,637
United Kingdom	—	45,795,856	1,238,279	47,034,135
United States	295,874,036	—	—	295,874,036
Closed-End Investment Company	—	2,532,756	—	2,532,756
Short-Term Investments(f)	91,329,575	—	—	91,329,575
Total	$416,093,121	$416,486,193	$1,238,279	$833,817,593

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

Common Stock
United Kingdom
Balance as of December 31, 2009	$1,400,379
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(162,100)
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2010	$1,238,279
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2010	$(162,100)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010